Schedule of Marketing and Advertising Costs (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Total Sales and Marketing	$ 60,022		$ 90,052		$ 20,595	$ 18,624